Angel Oak Mortgage Trust 2024-5 ABS-15G

Exhibit 99.30

Loan Level Exceptions
Run Date -XXX

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXX	202405113			XXX Flow Non-QM	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405108	XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Per guidelines, section 12.2.3.2, a lease is required for refinance transactions under the XXX. The appraisal (page 751) reflects that the subject property is XXX Occupied; however, does not include the lease terms. The loan file did not contain a lease for the subject property.
XXX	202405109	XXX Flow Non-QM	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Subject property appraised at $XXX with a Collateral Underwriter Risk Score of XXX without a secondary valuation to validate the value. A risk score of XXX or higher indicates a high potential of collateral risk.
XXX	202405110			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405114			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405111			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405112	XXX Flow DSCR	Client Reportable	2	2	2	1	1	2	1	1	*** (WAIVED) Credit history insufficient/does not meet guidelines (ATR) - EV W
																	COMMENT: Per guidelines, section 5.1, there are to be no mortgage lates within the past XXX months. The credit report, page 516, reflects a late payment on a mortgage on XXX. The loan closed on XXX. The file included an approved exception (pg 942)
XXX	202405624			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405623			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405622			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405625	XXX Flow Non-QM	Client Reportable	3	2	3	1	1	2	1	1	*** (WAIVED) Asset do not meet guidelines - EV W
																	COMMENT: XXX dated XXX p. 28 reflects gift funds are allowed if from an acceptable XXX. The letter from the borrower p. 23 and the gift letter p. 774 reflect the borrower as a XXX which is not listed as an acceptable XXX. As such the $XXX in represented gift funds are not acceptable and the borrower is short $XXX in acceptable verified assets to close. XXX Exception received for allowing use of gift by XXX. The compensating factors provided were XXX credit score, XXX% DTI, payment shock of XXX, reserves are XXX months piti, residual income of $XXX monthly and same business for XXX years. Exception received to accept gift from XXX. Compensating factors are XXX credit score, XXX% DTI, payment shock of XXXmonths XXX, residual income of $XXX XXX year stable employment history.
XXX	202405626			XXX Flow Non-QM	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405627	XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The transaction was an ineligible Non-Arm's Length Transaction with a Family transfer prior to closing. The guidelines "Non-Arm’s Length Transactions," Sec. 4.4, state: family transfers are ineligible except in limited circumstances. With appropriate documentation, the non-arm’s length family transfer transaction may be considered." The transfer was between the XXX to the borrower XXX, who held a XXX% membership percentage of the XXX. The transfer deed from the XXX to the borrower, page 422, was recorded after the application date. The loan file was missing family transfer documentation to determine that the transfer met the limited circumstances requirement.
XXX	202405628			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405629			XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Appraisal Product that verifies the Appraisal Value within XXX% tolerance.
XXX	202405630			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405631			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405632			XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation product to support the appraisal value within XXX% tolerance
XXX	202405633			XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The loan file is missing third party valuation product to support the appraisal value within XXX% tolerance of $XXX.
XXX	202405634	XXX Flow DSCR	Client Reportable	3	2	2	3	1	2	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT: XXX Cash Flow underwriting guidelines (page 8) dated XXX states that form 1004 is required as well as CU score of XXX. The loan contained form 1004 and CU score of XXX. The file did not contain additional review as needed.	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:   XXX approved exception in file on page 582 for XXX% LTV on this file. Max is XXX% exception to approve XXX  loans for borrower approved at max XXX% LYV. Total under $XXX. no other exceptions granted.

*** (WAIVED) Original CLTV does not meet eligibility requirement(s) - EV W
COMMENT:   XXXapproved exception in file on page 582 for XXX% LTV on this file. Max is XXX% exception to approve XXX loans for borrower approved at max XXX% LYV. Total under $XXX. no other exceptions granted.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
																	COMMENT: XXX approved exception in file on page 582 for XXX% LTV on this file. Max is XXX% exception to approve XXX loans for borrower approved at max XXX% LYV. Total under $XXX. no other exceptions granted.
XXX	202405635	XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Section 2.2 of the guidelines requires a secondary appraisal product to support the appraised value. The CU score provided is XXX. There was no additional documentation provided that supports the appraised value.
XXX	202405636			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405637			XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation product to support the appraisal value within XXX% tolerance
XXX	202405638			XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Appraisal Product that verifies the Appraisal Value within XXX% tolerance.
XXX	202405639			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405640	XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Per guidelines, section 3.1.3, the borrower must be the XXX or XXX% owner of the business for business funds to be used for down payment, closing costs, and reserves. Bank statements, page 18, from XXX reflect an account, dated XXX, in the name of XXX; however, the file does not contain documentation reflecting that the borrower is XXX% owner or XXX of XXX.

*** (CURED) Mortgage history for primary residence less than XXX months - EV R
																COMMENT: Per guidelines, section 5.4, at least one trade line must be a primary residential mortgage reporting for a minimum of XXX months. The credit report, page 272, reflects a mortgage trade line opened in XXX, reported for XXX months. Per the application, page 78, the borrower has resided at his current address for XXX months. The file did not documentation to reflect XXX months of mortgage history.
XXX	202405641			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405642			XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The file did not include a third party review to support the appraised value of $XXX.
XXX	202405643			XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: No documentation was provided to support the appraised value of $XXX.
XXX	202405644			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405645			XXX Flow DSCR	Client Reportable	3	2	1	3	1	1	2	1		*** (OPEN) Appraised value not supported. Form Type and CU Score - EV 2 COMMENT: The file did not include a third party review to support the appraised value of $XXX.
XXX	202405646			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405647	XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Per the guidelines, section XXX appraisal review process, a secondary appraisal product to support the appraisal value is required. The secondary appraisal product is missing from the loan file.
XXX	202405648			XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The file did not include a third party review to support the appraised value of $XXX.
XXX	202405649			XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation product to support the appraisal value within XXX% tolerance
XXX	202405650	XXX Flow DSCR	Client Reportable	3	2	3	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The guidelines 2.6.1 Eligible property types for XXX requires subject unit to have at least XXX square feet of living space. Per the Appraisal subject unit has XXX gross living area (page 596). The subject property does not meet the minimum required living space. Borrower purchasing Studio XXX in a high rise XXX complex in XXX, HI through a 1031 Exchange.
XXX	202405651			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405652			XXX Flow DSCR	Client Reportable	3	1	3	1	1	1	1	1			*** (CURED) XXX Missing - EV R COMMENT: The prepayment rider is missing from the loan file.
XXX	202405653			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1
XXX	202405654			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1